LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Lease Costs
	Year ended December 31,
	2021	2022

Operating lease cost	$7,224	$7,522
Short-term lease cost	1,188	1,326
Variable lease cost	1,302	1,342
Sublease income	(195)	-

Total net lease costs	$9,519	$10,190

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
	December 31,
	2021	2022

Operating lease ROU assets (under other long-term assets in the balance sheets)	$14,159	$37,857
Operating lease liabilities, current	$6,974	$7,857
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheets)	$10,239	$28,874
Weighted average remaining lease term (in years)	2.9	5.7
Weighted average discount rate	1.7%	2.8%

Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods
December 31, 2022

2023	7,691
2024	7,384
2025	6,663
2026	5,717
2027	5,174
Thereafter	6,670

Total undiscounted lease payments	39,299
Less: imputed interest	(2,568)

Present value of lease liabilities	$36,731